Expense Example - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - Fidelity Advisor High Income Advantage Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor High Income Advantage Fund - Class M
Expense Example:
1 year	$ 516
3 years	763
5 years	1,028
10 years	1,785
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
Fidelity Advisor High Income Advantage Fund - Class A
Expense Example:
1 year	516
3 years	763
5 years	1,028
10 years	1,785
Fidelity Advisor High Income Advantage Fund - Class C
Expense Example:
1 year	299
3 years	615
5 years	1,057
10 years	2,086
Fidelity Advisor High Income Advantage Fund - Class Z
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049